INVESTMENTS IN ASSOCIATES - SUMMARISED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) [1]	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of associates [line items]
Current assets	¥ 6,356,677	$ 924,541	¥ 4,390,230	¥ 6,057,886
Non-current assets	29,045,560	4,224,502	349,977	27,936,352
Total assets	35,402,237	5,149,043		33,994,238
Current liabilities	6,422,245	934,077	1,463,268	5,164,975
Equity	28,816,329	$ 4,191,162	¥ 9,988,729	28,657,081	¥ 28,030,055	¥ 27,444,262
Share of net assets	181,725			174,548
Guangzhou Tiecheng Enterprise Company Limited ("Tiecheng") [member]
Disclosure of associates [line items]
Current assets	121,465			105,556
Non-current assets	326,644			333,602
Total assets	448,109			439,158
Current liabilities	208,458			210,546
Equity	239,651			228,612
Share of net assets	117,429			112,020
Carrying amount of interest in associates	117,429			112,020	106,030
Shenzhen Guangzhou Railway Civil Engineering Company ("Shentu") [member]
Disclosure of associates [line items]
Current assets	1,143,125			780,104
Non-current assets	12,794			12,151
Total assets	1,155,919			792,255
Current liabilities	1,024,702			664,646
Equity	131,217			127,609
Share of net assets	64,296			62,528
Carrying amount of interest in associates	¥ 64,296			¥ 62,528	¥ 61,574

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .